Supplement dated October 18, 2022
to the following statutory prospectus(es):
Successor dated May 1, 2008
This supplement updates certain information contained in your statutory prospectus. Please read and retain this supplement for future reference.
The following underlying mutual fund is offered as an investment option under the contract.
Effective September 30, 2022, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Neuberger Berman Guardian Fund – Trust Class	Neuberger Berman Large Cap Growth Fund – Trust Class
PROS-0685